Loans (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2024 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$90	$142	$224	$456
Originations net of repayments and other derecognitions	4	(2)	(9)	(7)
Changes in model	–	–	–	–
Net remeasurement (1)	(20)	38	43	61
Transfers (1)
– to 12-month ECL	17	(16)	(1)	–
– to lifetime ECL performing	(2)	3	(1)	–
– to lifetime ECL credit-impaired	–	(1)	1	–
Provision for (reversal of) credit losses (2)	(1)	22	33	54
Write-offs	–	–	(3)	(3)
Recoveries	–	–	4	4
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	(1)	1	(2)	(2)
Balance at end of period	$88	$165	$250	$503
Personal
Balance at beginning of period	$174	$709	$181	$1,064
Originations net of repayments and other derecognitions	8	(14)	(11)	(17)
Changes in model	–	–	–	–
Net remeasurement (1)	(128)	183	108	163
Transfers (1)
– to 12-month ECL	140	(140)	–	–
– to lifetime ECL performing	(18)	19	(1)	–
– to lifetime ECL credit-impaired	–	(23)	23	–
Provision for (reversal of) credit losses (2)	2	25	119	146
Write-offs	–	–	(126)	(126)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	1	(3)	(2)
Balance at end of period	$176	$735	$187	$1,098
Credit card
Balance at beginning of period	$181	$591	$–	$772
Originations net of repayments and other derecognitions	6	(19)	–	(13)
Changes in model	–	–	–	–
Net remeasurement (1)	(94)	165	77	148
Transfers (1)
– to 12-month ECL	119	(119)	–	–
– to lifetime ECL performing	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(56)	56	–
Provision for (reversal of) credit losses (2)	13	(11)	133	135
Write-offs	–	–	(160)	(160)
Recoveries	–	–	27	27
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$194	$580	$–	$774
Business and government
Balance at beginning of period	$294	$864	$667	$1,825
Originations net of repayments and other derecognitions	3	(20)	(11)	(28)
Changes in model	12	29	–	41
Net remeasurement (1)	(85)	211	111	237
Transfers (1)
– to 12-month ECL	51	(49)	(2)	–
– to lifetime ECL performing	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(111)	111	–
Provision for (reversal of) credit losses (2)	(28)	71	207	250
Write-offs	–	–	(222)	(222)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(23)	(23)
Foreign exchange and other	(8)	(23)	(10)	(41)
Balance at end of period	$258	$912	$637	$1,807
Total ECL allowance (3)	$716	$2,392	$1,074	$4,182
Comprises:
Loans	$631	$2,316	$1,073	$4,020
Undrawn credit facilities and other off-balance sheet exposures (4)	85	76	1	162
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2024, October 31, 2023 and January 31, 2023 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the three months ended	2023 Oct. 31				2023 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$92	$163	$200	$455	$57	$69	$167	$293
Originations net of repayments and other derecognitions	4	(6)	(11)	(13)	3	–	(4)	(1)
Changes in model	3	5	11	19	–	–	–	–
Net remeasurement (1)	(42)	12	28	(2)	(16)	29	12	25
Transfers (1)
– to 12-month ECL	36	(36)	–	–	16	(16)	–	–
– to lifetime ECL performing	(4)	6	(2)	–	(2)	2	–	–
– to lifetime ECL credit-impaired	–	(1)	1	–	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(3)	(20)	27	4	1	12	11	24
Write-offs	–	–	(2)	(2)	–	–	(4)	(4)
Recoveries	–	–	–	–	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)	–	–	(5)	(5)
Foreign exchange and other	1	(1)	4	4	–	(1)	(1)	(2)
Balance at end of period	$90	$142	$224	$456	$58	$80	$170	$308
Personal
Balance at beginning of period	$156	$661	$173	$990	$137	$656	$146	$939
Originations net of repayments and other derecognitions	10	(19)	(10)	(19)	12	(15)	(4)	(7)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(144)	228	113	197	(67)	81	66	80
Transfers (1)
– to 12-month ECL	159	(157)	(2)	–	74	(74)	–	–
– to lifetime ECL performing	(10)	15	(5)	–	(9)	9	–	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(17)	17	–
Provision for (reversal of) credit losses (2)	15	47	116	178	10	(16)	79	73
Write-offs	–	–	(124)	(124)	–	–	(86)	(86)
Recoveries	–	–	13	13	–	–	21	21
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	3	1	4	8	–	(1)	(2)	(3)
Balance at end of period	$174	$709	$181	$1,064	$147	$639	$157	$943
Credit card
Balance at beginning of period	$172	$617	$–	$789	$159	$709	$–	$868
Originations net of repayments and other derecognitions	5	(17)	–	(12)	1	(27)	–	(26)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(105)	150	67	112	(175)	224	41	90
Transfers (1)
– to 12-month ECL	121	(121)	–	–	173	(173)	–	–
– to lifetime ECL performing	(12)	12	–	–	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(50)	50	–	–	(64)	64	–
Provision for (reversal of) credit losses (2)	9	(26)	117	100	(17)	(24)	105	64
Write-offs	–	–	(146)	(146)	–	–	(132)	(132)
Recoveries	–	–	29	29	–	–	27	27
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$181	$591	$–	$772	$142	$685	$–	$827
Business and government
Balance at beginning of period	$310	$764	$628	$1,702	$335	$490	$351	$1,176
Originations net of repayments and other derecognitions	(3)	(5)	(7)	(15)	7	(3)	(4)	–
Changes in model	–	6	–	6	–	6	–	6
Net remeasurement (1)(5)	(65)	119	214	268	(54)	110	72	128
Transfers (1)
– to 12-month ECL	49	(46)	(3)	–	35	(35)	–	–
– to lifetime ECL performing	(7)	9	(2)	–	(13)	26	(13)	–
– to lifetime ECL credit-impaired	–	(16)	16	–	–	(9)	9	–
Provision for (reversal of) credit losses (2)	(26)	67	218	259	(25)	95	64	134
Write-offs	–	–	(188)	(188)	–	–	(11)	(11)
Recoveries	–	–	4	4	–	–	8	8
Interest income on impaired loans	–	–	(20)	(20)	–	–	(4)	(4)
Foreign exchange and other	10	33	25	68	(7)	(6)	3	(10)
Balance at end of period	$294	$864	$667	$1,825	$303	$579	$411	$1,293
Total ECL allowance (3)	$739	$2,306	$1,072	$4,117	$650	$1,983	$738	$3,371
Comprises:
Loans	$650	$2,180	$1,072	$3,902	$563	$1,859	$737	$3,159
Undrawn credit facilities and other off-balance sheet exposures (4)	89	126	–	215	87	124	1	212
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at January 31, 2024	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	0.6%	2.0%	1.7%	2.7%	(0.6)%	1.0%
United States	2.1%	1.9%	3.1%	3.0%	0.0%	0.6%
Unemployment rate
Canada (2)	6.2%	5.9%	5.3%	5.3%	7.2%	6.9%
United States	4.1%	3.9%	3.3%	3.3%	5.6%	5.0%
Canadian Housing Price Index year-over-year growth (2)	0.2%	3.5%	2.3%	5.0%	(4.8)%	1.9%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	5.9%	5.9%	10.8%	10.2%	(8.4)%	(4.6)%
Canadian household debt service ratio	15.4%	14.6%	14.9%	14.3%	15.9%	15.0%
West Texas Intermediate Oil Price (US$)	$73	$76	$97	$129	$71	$57

	Base case		Upside case		Downside case
As at October 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index year-over-year growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
S&P 500 Index year-over-year growth rate	5.5%	5.9%	12.5%	11.1%	(2.5)%	(0.5)%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2023 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2024 Jan. 31					2023 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$148,496	$13,273	$–		$161,769	$150,022	$14,999	$–		$165,021
– Very low	78,033	9,406	–		87,439	74,149	9,107	–		83,256
– Low	9,543	4,274	–		13,817	10,817	5,112	–		15,929
– Medium	609	5,906	–		6,515	322	4,980	–		5,302
– High	–	1,236	–		1,236	–	1,100	–		1,100
– Default	–	–	690		690	–	–	585		585
– Not rated	2,570	239	203		3,012	2,630	219	202		3,051
Gross residential mortgages (3)(4)	239,251	34,334	893		274,478	237,940	35,517	787		274,244
ECL allowance	88	165	250		503	90	142	224		456
Net residential mortgages	239,163	34,169	643		273,975	237,850	35,375	563		273,788
Personal
– Exceptionally low	18,654	8	–		18,662	18,785	3	–		18,788
– Very low	4,370	15	–		4,385	4,389	12	–		4,401
– Low	10,815	4,373	–		15,188	11,031	4,311	–		15,342
– Medium	1,219	3,105	–		4,324	1,165	3,062	–		4,227
– High	225	1,702	–		1,927	211	1,624	–		1,835
– Default	–	–	234		234	–	–	214		214
– Not rated	687	22	31		740	723	24	33		780
Gross personal (4)	35,970	9,225	265		45,460	36,304	9,036	247		45,587
ECL allowance	144	723	187		1,054	141	695	181		1,017
Net personal	35,826	8,502	78		44,406	36,163	8,341	66		44,570
Credit card
– Exceptionally low	4,128	–	–		4,128	4,279	–	–		4,279
– Very low	1,090	–	–		1,090	1,061	–	–		1,061
– Low	6,623	31	–		6,654	6,642	35	–		6,677
– Medium	3,090	2,657	–		5,747	2,626	2,953	–		5,579
– High	6	836	–		842	6	777	–		783
– Default	–	–	–		–	–	–	–		–
– Not rated	149	7	–		156	153	6	–		159
Gross credit card	15,086	3,531	–		18,617	14,767	3,771	–		18,538
ECL allowance	177	546	–		723	166	519	–		685
Net credit card	14,909	2,985	–		17,894	14,601	3,252	–		17,853
Business and government
– Investment grade	100,434	548	–		100,982	99,322	512	–		99,834
– Non-investment grade	89,980	8,253	–		98,233	91,920	7,190	–		99,110
– Watchlist	67	3,384	–		3,451	101	4,478	–		4,579
– Default	–	–	1,839		1,839	–	–	1,956		1,956
– Not rated	242	13	–		255	192	15	–		207
Gross business and government (3)(5)	190,723	12,198	1,839		204,760	191,535	12,195	1,956		205,686
ECL allowance	222	882	636		1,740	253	824	667		1,744
Net business and government	190,501	11,316	1,203		203,020	191,282	11,371	1,289		203,942
Total net amount of loans	$480,399	$56,972	$1,924		$539,295	$479,896	$58,339	$1,918		$540,153
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $21 million (October 31, 2023: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $19 million were recognized as at January 31, 2024 (October 31, 2023: $20 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 2024 and October 31, 2023. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $15 million (October 31, 2023: $13 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $2 million (October 31, 2023: $3 million) of residential mortgages and $339 million (October 31, 2023: $270 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $9,856 million (October 31, 2023: $10,816 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2024 Jan. 31				2023 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$162,040	$27	$–	$162,067	$159,254	$7	$–	$159,261
– Very low	15,897	91	–	15,988	15,367	26	–	15,393
– Low	10,975	1,413	–	12,388	10,723	1,405	–	12,128
– Medium	1,369	799	–	2,168	1,256	986	–	2,242
– High	155	707	–	862	118	763	–	881
– Default	–	–	44	44	–	–	37	37
– Not rated	482	7	–	489	506	6	–	512
Gross retail	190,918	3,044	44	194,006	187,224	3,193	37	190,454
ECL allowance	49	46	–	95	48	86	–	134
Net retail	190,869	2,998	44	193,911	187,176	3,107	37	190,320
Business and government
– Investment grade	141,298	370	–	141,668	147,206	361	–	147,567
– Non-investment grade	60,776	2,429	–	63,205	56,707	2,097	–	58,804
– Watch list	23	841	–	864	7	1,000	–	1,007
– Default	–	–	182	182	–	–	161	161
– Not rated	762	35	–	797	614	30	–	644
Gross business and government	202,859	3,675	182	206,716	204,534	3,488	161	208,183
ECL allowance	36	30	1	67	41	40	–	81
Net business and government	202,823	3,645	181	206,649	204,493	3,448	161	208,102
Total net undrawn credit facilities and other off-balance sheet exposures	$393,692	$6,643	$225	$400,560	$391,669	$6,555	$198	$398,422